Financing Arrangements (Details Narrative) - USD ($)												1 Months Ended																		6 Months Ended			12 Months Ended
	May 10, 2016	Oct. 23, 2015	Feb. 03, 2015	Jul. 30, 2014	Jul. 14, 2014	Jun. 24, 2014	Jun. 18, 2014	May 30, 2014	May 29, 2014	May 19, 2014	May 12, 2014	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Apr. 30, 2015	Dec. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Apr. 30, 2013	Feb. 28, 2013	Oct. 31, 2012	Mar. 31, 2011	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Mar. 29, 2016	Oct. 31, 2015	Feb. 28, 2015	May 02, 2014
Issuance of common stock, shares															2,318,139			1,129,052												2,825,776			2,318,139	1,129,052
Issuance of common stock, value															$ 232			$ 113												$ 283			$ 232	$ 113
Debt due date																																	January 2016 to January of 2017
Accrued interest															$ 631,611			182,184												862,899			$ 631,611	182,184
Warrants to purchase of common stock, shares															1,313					237,570													1,313
Warrants price per share															$ 60.00					$ 28.20													$ 60.00
Value of warrants outstanding															$ 537,000	$ 49,000		146,000													$ 49,000		$ 537,000	146,000
Amount outstanding															$ 4,990,833			4,782,538												6,073,735			4,990,833	4,782,538
Conversion of debt and interest to equity																									$ 986,793						752,000		752,000	7,288,025
Debt converted into the stock shares																									16,458
Issuance of new notes																														3,050,000	750,000		1,150,000	8,261,340
Conversion of common stock																																	3,704,682
Fair value of warrants																														3,106,733	$ 2,646,170		$ 3,421,670
Warrants [Member]
Warrants to purchase of common stock, shares																	54,750			172,223					20,167
Warrants price per share															$ 6.75		$ 21.00								$ 3.60								$ 6.75
Conversion of debt and interest to equity																																			$ 3,285,000
Debt converted into the stock shares																																			54,750
Fair value of warrants															$ 4,587
IPO [Member]
Interest expense																																	$ 143,835
Note maturity date					Jan. 31, 2016
Convertible debt conversion percentage					80.00%
Refinance amount					$ 250,000
Conversion of debt and interest to equity																				$ 6,301,241
Debt converted into the stock shares					15,098															342,612
Debt principal amount					$ 265,000
Debt interest amount					6,763
Debt beneficial conversion feature					$ 1,000,000																												0	$ 146,000
Unamortized debt															104,165																		104,165
Secured Convertible Notes, Due June Through August 2014 [Member]
Note payable outstanding																																				$ 770,000
Note bears interest rate																																				10.00%
Increase in interest rate due to default																																				5.00%
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction																																				75.00%
Notes Payable To Directors And Affiliates [Member]
Debt due date																																		due between February and September of 2015
Note payable outstanding																		$ 1,925,000																$ 1,925,000
Note bears interest rate																		10.00%																10.00%
Short Term Notes Payable [Member] | IPO [Member]
Note bears interest rate					10.00%
Debt converted into the stock shares					198,841
Debt principal amount					$ 3,375,000
Debt interest amount					$ 204,134
Convertible Notes due March 2015 [Member]
Note bears interest rate																																				10.00%
Note maturity date																																				Mar. 15, 2015
Warrants to purchase of common stock, shares																																				5,834
Warrants price per share																																				$ 60.00
Debt face value																																				$ 575,000
Additional borrowed amount																																				$ 350,000
Debt effective interest rate																																				19.00%
Convertible Notes due March 2015 [Member] | IPO [Member]
Note maturity date					Mar. 31, 2015																Dec. 31, 2016
Debt face value																					$ 350,000
Debt converted into the stock shares					11,853
Debt principal amount					$ 225,000
Debt interest amount					15,015
Convertible debt outstanding amount					$ 225,000
Convertible Term Loan, Due December 2016 [Member]
Interest expense																																		$ 894,444
Debt due date											December 2016																									December 2016
Note bears interest rate																																				10.00%
Note maturity date																					Mar. 31, 2015															Dec. 31, 2016
Debt face value																																				$ 4,000,000
Conversion of debt and interest to equity							$ 1,000,000
Additional borrowed amount																																				4,000,000
Debt principal amount																																		2,300,000
Debt interest amount																																		140,275
Debt beneficial conversion feature																																		0
Debt outstanding principal balance repayment during the period																					$ 356,616															$ 502,603
Convertible debt outstanding amount																		$ 3,300,000																3,300,000
Secured debt amount outstanding																																								$ 4,000,000
Convertible Term Loan, Due December 2016 [Member] | IPO [Member]
Debt due date					December 2016						December 2016
Note payable outstanding															2,300,000																		2,300,000
Convertible debt conversion percentage					125.00%
IPO price percentage											125.00%
Accrued interest															370,274			$ 140,275															370,274	140,275
Warrants to purchase of common stock, shares					705,753
Warrants price per share					$ 28.13
Conversion of debt and interest to equity							$ 3,250,000
Debt converted into the stock shares					65,348
Debt principal amount					$ 1,000,000
Debt interest amount					$ 58,630
Warrants term					5 years
Debt beneficial conversion feature					$ 2,300,000
Convertible debt outstanding amount					$ 894,444
Convertible Subordinated Notes, due March 2012 [Member]
Note bears interest rate																													6.00%
Convertible debt conversion percentage																													25.00%
Warrants to purchase of common stock, shares																													7,163
Warrants price per share																													$ 60.00
Debt face value																													$ 1,432,561
Conversion of debt and interest to equity																									$ 14,422		$ 200,000
Debt conversion price per share																													$ 135.00
Convertible Subordinated Notes, due March 2012 [Member] | July and August 2011 [Member]
Conversion of debt and interest to equity																																		$ 1,120,000
Debt converted into the stock shares																																		8,297
Debt conversion price per share																		$ 135.00																$ 135.00
Convertible Subordinated Notes, due March 2012 [Member] | IPO [Member]
Debt converted into the stock shares					1,667
Debt principal amount					$ 100,000
Debt interest amount					$ 19,644
Convertible Subordinated Note, due April 2015 [Member]
Note bears interest rate																										9.00%
Note maturity date																										Apr. 01, 2015
Debt face value																										$ 200,000
Debt conversion price per share																										$ 60.00
Convertible Subordinated Note, due April 2015 [Member] | IPO [Member]
Debt converted into the stock shares					3,695
Debt principal amount					$ 200,000
Debt interest amount					$ 21,699
Convertible Subordinated Notes, due February 2015 [Member]
Note maturity date																								Feb. 27, 2015
Debt face value																								$ 100,000											$ 100,000
Debt outstanding principal balance repayment during the period																		$ 100,000																$ 100,000
Equity offering																								$ 5,000,000
Convertible Subordinated Notes, due June 2015 [Member]
Debt due date																					June 2015
Note bears interest rate																					8.00%
Debt face value																					$ 330,000
Convertible Subordinated Notes, due June 2015 [Member] | IPO [Member]
Convertible debt conversion percentage					80.00%
Conversion of debt and interest to equity					$ 330,000
Debt converted into the stock shares					18,334
Debt interest amount					$ 5,017
Gross proceeds from raised of IPO					$ 6,750,000
Series Subordinated Notes [Member]
Interest expense																														$ 694,869
Note payable outstanding															415,398			$ 613,808															415,398	$ 613,808
Warrants to purchase of common stock, shares																																				35,688
Debt face value																																				$ 863,808
Conversion of debt and interest to equity																																				$ 104,096
Debt converted into the stock shares																									15,011											5,000
Debt conversion price per share																									$ 60.00
Additional borrowed amount																																				$ 430,000
Debt principal amount																									$ 250,000								613,808
Debt interest amount																									$ 650,647								100,745
Series Subordinated Notes [Member] | June 2011 and December 2012 [Member]
Warrants to purchase of common stock, shares																		780,000																780,000
Warrants price per share																		$ 4.00																$ 4.00
Warrant expiration term																																		November 2015
Debt face value																		$ 7,800,000																$ 7,800,000
Series Subordinated Notes [Member] | Due December 2014 [Member]
Monthly installment amount																																	50,000
Series Subordinated Notes [Member] | Due January 2015 [Member]
Monthly installment amount																																	50,000
Series Subordinated Notes [Member] | Due February 2015 [Member]
Monthly installment amount																																	50,000
Series Subordinated Notes [Member] | Due March 2015 [Member]
Monthly installment amount																																	50,000
Series Subordinated Notes [Member] | Due April 2015 [Member]
Monthly installment amount																																	50,000
Series Subordinated Notes [Member] | March 30, 2016 [Member]
Monthly installment amount																																	30,000
Series Subordinated Notes [Member] | November 15, 2015 [Member]
Note payment due as amended																																	30,000
Series Subordinated Notes [Member] | December 15, 2015 [Member]
Note payment due as amended																																	30,000
Series Subordinated Notes [Member] | January 15, 2016 [Member]
Note payment due as amended																																	30,000
Series Subordinated Notes [Member] | March 31, 2016 [Member]
Interest expense																																	694,869
Notes Payable, due February 2015 [Member]
Note bears interest rate																									10.00%											10.00%
Convertible debt conversion percentage																																		25.00%
Warrants to purchase of common stock, shares																		54,750																54,750
Warrants price per share																		$ 54.00																$ 54.00
Debt face value																									$ 150,000											$ 100,000
Debt converted into the stock shares																																		20,167
Debt principal amount																																		$ 13,233
Debt interest amount																																		$ 250,000
Debt instrument extended due date																								Feb. 18, 2015
Warrants life range minimum																																		3 years
Warrants life range maximum																																		5 years
Short term notes issued in consideration for loans																		$ 3,285,000																$ 3,285,000
Fair value of warrants																																		573
Notes Payable, due January 2016 [Member]
Note payable outstanding																									$ 74,486
Note maturity date																									Jan. 31, 2016
Proceeds from issuance of private placement																									$ 10,000,000
Notes Payable, due January 2016 [Member] | January 31, 2016 To April 30, 2016 [Member]
Debt face value															3,500																		3,500
Notes Payable, due January 2016 [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																									5,000
Warrants price per share																									$ 5.25
Note Payable, Due August 2021 [Member]
Debt due date																			August 2021
Note payable outstanding																			$ 192,000
Note bears interest rate																			0.00%
Debt face value																			$ 192,000
Debt default interest rate																			20.00%
Debt effective interest rate																			30.00%
Percentage of premium amount of principal majority of ownership																			30.00%
Installment Note Payable - Bank [Member]
Note payable outstanding														$ 261,000	261,000		$ 330,000	252,000					$ 216,000										261,000	252,000
Note bears interest rate																							5.00%
Working capital purposes																							$ 113,000
Debt face value																	$ 330,020						$ 330,020
Basis spread on variable rate																	5.00%						5.00%
Debt converted into the stock shares																	330,000						330,000
Note payable to bank																							$ 330,020
Installment Note Payable - Bank [Member] | January 2016 [Member]
Note payable outstanding															$ 261,000																		$ 261,000
Note bears interest rate															5.00%																		5.00%
Working capital purposes															$ 69,000																		$ 69,000
Debt converted into the stock shares																																	330,000
Other Debt [Member]
Debt face value																		6,000,000																6,000,000
Debt principal amount																																		$ 0
Debt beneficial conversion feature																		$ 1,612,251
Investor [Member]
Maximum borrowing capacity under financing agreement																																								4,000,000
Warrants to purchase of common stock, shares																170,698															170,698
Warrants price per share																$ 5.55														$ 4.94	$ 5.55
Value of warrants outstanding																$ 608,000															$ 608,000
Share price conversion adjustment, shares																														192,509
Fair value of warrants																														$ 1,002,000
Select Mobile Money [Member] | Notes Payable To Directors And Affiliates [Member]
Issuance of common stock, shares																		25,521																25,521
Interest expense																																		$ 890,624
Repayment of debt																				$ 1,731,781
Note bears interest rate																						48.00%	24.00%
Note maturity date																							Apr. 30, 2014
Convertible debt conversion percentage																							3.125%
Debt face value																							$ 1,500,000
Conversion of debt and interest to equity																							$ 46,875
Debt converted into the stock shares																							1,303
Debt conversion price per share																						$ 36.00
Additional borrowed amount																							$ 1,500,000
Three Director [Member] | Notes Payable To Directors And Affiliates [Member]
Issuance of new notes																																		$ 3,690,000
Directors [Member] | Three Notes Payable [Member]
Note bears interest rate																		8.00%																8.00%
Note maturity date																																		Jun. 30, 2015
Issuance of new notes																																		$ 265,000
Two Director [Member] | IPO [Member]
IPO price percentage					125.00%
Warrants to purchase of common stock, shares					1,500,00.
Warrants price per share					$ 28.20
Warrants term					5 years
Two Director [Member] | Notes Payable, due February 2015 [Member]
Warrants to purchase of common stock, shares																		47,917																47,917
Michael Hanson [Member]
Note bears interest rate			10.00%
Note maturity date			Jan. 31, 2016
Warrants to purchase of common stock, shares																15,533															15,533
Warrants price per share			$ 4.94													$ 7.22															$ 7.22
Conversion of debt and interest to equity																$ 102,000
Debt converted into the stock shares																1,020
Warrants term																5 years
Debt outstanding principal balance repayment during the period			$ 450,000
Michael Hanson [Member] | Series B Convertible Preferred Stock [Member]
Conversion of common stock			$ 250,000
Share price conversion adjustment, shares			217,391
Michael J. Hanson [Member]
Warrants to purchase of common stock, shares																														663,117							250,000
Warrants price per share																														$ 0.329
Value of warrants outstanding																														$ 33,000
Issuance of new notes																														$ 493,000
Michael J. Hanson [Member] | February 2016 [Member]
Note bears interest rate															10.00%																		10.00%
Note maturity date																																	Jan. 31, 2017
Michael J. Hanson [Member] | February 2016 [Member]
Note payable outstanding															$ 75,000																		$ 75,000
Warrants to purchase of common stock, shares															8,334																		8,334
Warrants price per share															$ 4.94																		$ 4.94
Michael J. Hanson [Member] | March 29, 2016 [Member]
Note maturity date																																	Jan. 31, 2017
Warrants to purchase of common stock, shares															16,667																		16,667
Michael J. Hanson [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																		29,211																29,211
Warrants price per share																		$ 30.00																$ 30.00
James L. Davis [Member]
Note payable outstanding													$ 150,000
Note maturity date	Jan. 11, 2017												Jan. 31, 2017
Warrants to purchase of common stock, shares	5,000												16,667																								250,000
Warrants price per share	$ 4.94												$ 4.94
Share price conversion adjustment, shares													8,334
James L. Davis [Member] | February 2016 [Member]
Note payable outstanding															$ 150,000																		$ 150,000
Warrants to purchase of common stock, shares															16,667																		16,667
Warrants price per share															$ 4.94																		$ 4.94
James L. Davis [Member] | March 29, 2016 [Member]
Note maturity date																																	Jan. 11, 2017
Warrants to purchase of common stock, shares															8,334																		8,334
James L. Davis [Member] | Warrants [Member]
Warrants to purchase of common stock, shares																		39,429																39,429
Warrants price per share																		$ 30.00																$ 30.00
Fair value of warrants																																		$ 46,000
Directors [Member] | February 2016 [Member]
Warrants term																																	5 years
Series C Convertible Preferred Stock [Member]
Common stock price per share																														$ 0.37
Warrants to purchase of common stock, shares																670,475														670,475	670,475
Warrants price per share																$ 7.22														$ 7.22	$ 7.22
Issuance of new notes																$ 950,000																	$ 950,000
Share price conversion adjustment, shares																														44,030
Proceeds from issuance of private placement																$ 2,951,000
Series C Convertible Preferred Stock [Member] | Warrants [Member]
Warrants price per share																																							$ 7.22
Value of warrants outstanding															$ 47,000															$ 77,000			47,000
Series C Convertible Preferred Stock [Member] | Investor [Member]
Share price conversion adjustment, shares												500
Series C Convertible Preferred Stock [Member] | Michael J. Hanson [Member]
Warrants to purchase of common stock, shares																15,533															15,533
Warrants price per share																$ 0.4816															$ 0.4816
Conversion of debt and interest to equity																$ 102,000															$ 302,000
Debt converted into the stock shares																1,020															3,020
Series C Convertible Preferred Stock [Member] | Messrs. Davis and Michael J. Hanson [Member]
Note payable outstanding															$ 150,000																		$ 150,000
Note bears interest rate															10.00%	10.00%															10.00%		10.00%
Note maturity date																																	Jun. 30, 2016
Warrants to purchase of common stock, shares																60,911															60,911
Warrants price per share															$ 4.94	$ 7.22															$ 7.22		$ 4.94
Debt face value																$ 400,000															$ 400,000
Debt converted into the stock shares																4,000
Series C Convertible Preferred Stock [Member] | James L. Davis [Member]
Conversion of debt and interest to equity																															$ 200,000
Debt converted into the stock shares																															2,000
Minimum [Member] | Convertible Term Loan, Due December 2016 [Member]
Debt effective interest rate																																				2.00%
Minimum [Member] | Series C Convertible Preferred Stock [Member] | Warrants [Member]
Warrants price per share																$ 7.22															$ 7.22								$ 17.25
Maximum [Member] | Convertible Term Loan, Due December 2016 [Member]
Debt effective interest rate																																				4.00%
Select Mobile Money [Member] | Notes Payable To Directors And Affiliates [Member]
Note maturity date																						May 15, 2014
Convertible debt conversion percentage																						12.50%
Conversion of debt and interest to equity																						$ 187,500
Debt converted into the stock shares																						5,209
Senior Secured Lender [Member]
Repayment of debt																				150,660
Accrued interest																				$ 2,559
Warrants to purchase of common stock, shares																		5,082																5,082
Warrants price per share																		$ 135.00																$ 135.00
Warrant expiration term																																		October 2017
Debt conversion rate, expressed as a percentage of the per share price of the securities offered in the financing transaction																				90.00%
Senior Secured Lender [Member] | IPO [Member]
IPO price percentage								125.00%
Senior Secured Lender [Member] | Unsecured Convertible Note Payable [Member]
Maximum borrowing capacity under financing agreement								$ 150,660
Note bears interest rate								10.00%
Note maturity date								Jul. 31, 2014
Senior Secured Lender [Member] | Investor [Member]
Maximum borrowing capacity under financing agreement																							$ 3,400,000																	$ 4,000,000
Senior Secured Lender [Member] | PIPE Transaction [Member] | Warrants [Member]
Warrants price per share															$ 4.94																		$ 4.94
First Conversion Right [Member] | Convertible Term Loan, Due December 2016 [Member]
Debt due date											June 2015
Convertible debt conversion percentage											90.00%
IPO price percentage											125.00%
First Conversion Right [Member] | Convertible Term Loan, Due December 2016 [Member]
Warrants coverage percentage											100.00%
Second Conversion Right [Member] | Convertible Term Loan, Due December 2016 [Member] | IPO [Member]
Warrants coverage percentage											100.00%
Prime Rate [Member] | Installment Note Payable - Bank [Member]
Note bears interest rate																							1.00%
Prime Rate [Member] | Installment Note Payable - Bank [Member] | January 2016 [Member]
Note bears interest rate															1.00%																		1.00%
Prime Rate [Member] | Other Debt [Member]
Note bears interest rate															3.25%			3.25%															3.25%	3.25%
April 2014 through April 2017 [Member] | Installment Note Payable - Bank [Member]
Debt principal amount																							$ 9,903
February 2016 Through January 2019 [Member] | Installment Note Payable - Bank [Member]
Debt principal amount														$ 9,901
February 2016 Through January 2019 [Member] | Installment Note Payable - Bank [Member] | January 2016 [Member]
Debt principal amount																																	$ 9,901
Secured Loan Agreement [Member] | Senior Secured Lender [Member]
Maximum borrowing capacity under financing agreement																		$ 2,500,000										$ 1,500,000						$ 2,500,000
Additional borrowing capacity under financing agreement																												1,000,000
Debt payoff premium																												$ 750,000
Note bears interest rate																		38.00%																38.00%
Warrants price per share																											$ 43.20
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | Warrants [Member]
IPO price percentage																				80.00%
Warrants to purchase of common stock, shares																				15,881
Warrants price per share															$ 3.90					$ 18.00													$ 3.90
Number of shares issuable upon exercise of warrant															175,911																		175,911
Value of warrants outstanding															$ 537,000			$ 146,000															$ 537,000	$ 146,000
Financing costs																																		62,500
Secured Loan Agreement [Member] | Senior Secured Lender [Member] | PIPE Transaction [Member] | Warrants [Member]
Warrants to purchase of common stock, shares															49,714					38,114													49,714
Warrants price per share															$ 13.80					$ 17.25													$ 13.80
Regular Purchase [Member] | Lincoln Park Capital LLC [Member] | Minimum [Member]
Note bears interest rate																																						10.00%
Debt effective interest rate																																						14.00%
Regular Purchase [Member] | Lincoln Park Capital LLC [Member] | Maximum [Member]
Note bears interest rate																																						16.00%
Debt effective interest rate																																						20.00%
Forbearance Agreement [Member] | Common Stock [Member]
Issuance of common stock, shares					44,445																		1,000,000
Common stock price per share					$ 22.50
Interest expense																							$ 1,000,000
Issuance of common stock, value																							$ 1,000,000
Forbearance Agreement [Member] | Senior Secured Lender [Member]
Repayment of debt									$ 2,000,000	$ 500,000
Percentage of reduction in common stock price										80.00%
Advance received									1,950,000
Note payable outstanding									$ 150,660
Loan Modification Agreement [Member] | Secured Convertible Notes, Due June Through August 2014 [Member]
Repayment of debt											$ 150,000																							$ 660,000
Warrants price per share																		$ 4.00																$ 4.00
Loan modification discount											$ 40,000
Accrued interest on debt converted																																		$ 1,764
Debt face value																		$ 66,055																66,055
Loan Modification Agreement [Member] | Secured Convertible Notes, Due June Through August 2014 [Member]
Repayment of debt																																		$ 70,000
Warrants price per share																		$ 60.00																$ 60.00
Debt face value																		$ 1,764																$ 1,764
Line Of Credit Agreement [Member] | One Director [Member]
Line of credit principal amount																																		$ 1,500,000
Line of credit interest rate																		10.00%																10.00%
Line of credit drawn down amount																																$ 1,500,000
Line Of Credit Agreement [Member] | One Director [Member] | July 2014 IPO [Member]
Convertible debt conversion percentage																																		20.00%
Indebtedness amount																		$ 500,000																$ 500,000
Conversion Agreement [Member] | Two Director [Member] | IPO [Member]
Debt due date					due between February and March 2015
Note bears interest rate					10.00%
Convertible debt conversion percentage					20.00%
IPO price percentage					125.00%
Warrants price per share					$ 28.13
Debt principal amount					$ 1,050,000
Warrants coverage percentage					100.00%
Letter Agreement [Member] | Directors [Member]
IPO price percentage						125.00%
Warrants to purchase of common stock, shares						22,223
Warrants price per share						$ 28.20
Refinance amount						$ 1,500,000
Conversion of debt and interest to equity						$ 500,000
Debt converted into the stock shares						27,778
Line of credit principal amount																																		1,000,000
Warrants term						5 years
Line of credit accrued interest amount																																		62,315
Line of credit principal owned amount																																		1,500,000
Letter Agreement [Member] | Two Director [Member]
Maximum borrowing capacity under financing agreement						$ 10,000,000
Debt due date						due between February and March 2015
Note bears interest rate						10.00%
Line of credit principal amount						$ 500,000
Line of credit interest rate						10.00%
Debt principal amount						$ 900,000
Line of credit maturity date						Sep. 30, 2014
Financing Commitment Letter [Member] | Directors [Member]
Debt principal amount																																		350,000
Debt interest amount																																		$ 350,000
Financing Commitment Letter [Member] | Two Director [Member]
Note bears interest rate				10.00%
Note maturity date				Jan. 31, 2015
Debt face value				$ 2,500,000
Debt instrument extended due date				Jan. 31, 2016
Debt default interest rate				18.00%
Financing Commitment Letter [Member] | Michael J. Hanson [Member]
Additional borrowed amount		$ 250,000																															$ 54,857
Financing Commitment Letter [Member] | Davis [Member]
Additional borrowed amount																																	$ 598,000